Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300727538	393231	03/30/2018	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 did not provide Home Phone number for borrower or coborrower.	05/11/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/6/2018 - Exception is cleared with the attached processor cert. Missing home phone number is non-material. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300727538	393232	03/30/2018	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing Loan Originator singed 1003 / Application.	05/11/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/4/2018 - Exception is cleared with the attached borrower and loan originator signed initial 1003 application. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300727538	393244	03/30/2018	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State Net Tangible Benefit disclosure.	04/06/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/4/2018 - The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. NTB 0001 Exception Cleared.	Approved	A	A	A	A	A
300727538	393250	03/30/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing verification of Hazard Insurance on subject property.	04/03/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/2/2018 - Exception is cleared with the attached homeowners certificate of insurance. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300727538	393281	03/30/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Partial copies of 2015 and 2016 tax returns provided (pg 405-410, 427). Missing complete copies of tax returns.	04/06/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/4/2018 - Exception is cleared with the attached 2015/2016 1040 signature pages. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300727538	393283	03/30/2018	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	1008 lists property tax payment based on the unimproved value of the newly constructed subject property.	05/11/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											5/10/2018 - Exception is cleared with the attached borrower signed corrected 1003 / ApplicationCRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300727538	393290	03/31/2018	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Missing Terms of withdrawal for retirement assets.	04/18/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/14/2018 - Exception is cleared with attached 401K printout for B1 that confirms funds available for a loan. CRED 0100 Exception Cleared;	Approved	A	A	A	A	A
300727538	393298	03/31/2018	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed	You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate.	05/15/2018
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											4/2/2018 - Attached screen print from the lender LOS that documents the intent to proceed date. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300727538	394561	04/06/2018	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	The Disclosed Projected Payments Table contains a value of (3235.47), while the Calculated Projected Payments Table has a value of (4057.23).
Verified credit history - 799/795 qualifying credit scores per credit report. 720 minimum credit score required per guidelines. No derogatory credit. Credit file dates back to 9/1997. ; Verified housing payment history - 194 months of current and prior mortgage history paid 0x30 per credit report.
											5/25/2018 - Corrective re-disclosure, accompanying letter of explanation, and evidence of trackable delivery to borrower completed within 60 days of discovery. TRID 0092 Exception Overridden to EV2;	Approved	B	B	B	B	B
300723671	396524	04/14/2018	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	No lender signed 1003 application.	04/17/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/16/2018 - Exception is cleared with the attached loan originator signed initial 1003. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300723671	396533	04/14/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	No evidence that borrower was provided with Homeownership Counseling Disclosure dated within 3 business days of application date.	04/23/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/23/2018 - Exception is cleared with the attached Homeownership Counseling List with 10 agencies disclosed. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300723671	396536	04/14/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal Signature Page is missing Date of Signature and Report.	04/30/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/30/2018 - Exception is cleared with the attached updated appraisal report that includes the signature and report date. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300723671	396543	04/14/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of Hazard Insurance on subject property.	05/21/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	5/16/2018 - Exception is cleared with the attached cost estimator. Dwelling coverage is sufficient to cover the insurers reconstruction cost. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300723671	396608	04/15/2018	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	No transcripts provided as required per guidelines.		Verified employment history - B1 VVOE confirms xx years employment with present employer	5/7/2018 - Exception is overridden to EV2 with the attached post-consummation dated IRS Tax Transcripts. CRED 0091 Exception Overridden to EV2;	Approved	B	B	B	B	B
300723671	396610	04/15/2018	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Liquid assets $xxxx, which includes unsourced deposits, is insufficient to satisfy cash to close requirement $78,719.24.	06/01/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	5/31/2018 - Exception is cleared with the attached asset statement to complete 2 consecutive month asset statement requirement. CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300723671	396626	04/15/2018	Property	Missing Certificate of Occupancy	PROP 0012	2	Acknowledged	Missing Certificate of Occupancy required for new construction.		Verified employment history - B1 VVOE confirms xx years employment with present employer
Client: 4/30/2018 - The affirmation from the County (Stip 4/16) confirms that COOs are not issued for SFRs. Compensating factors are excellent mortgage history and strong reserve profile. PROP 0012 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300723671	396629	04/15/2018	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing Verbal VOE for borrower dated within 10 days prior to Note date. No employment verification provided.	05/09/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/23/2018 - Exception is cleared with the attached pre-consummation dated VVOE for B1 confirming xx+ months employment. CRED 0006 Exception Cleared;	Approved	A	A	A	A	A
300723671	396633	04/15/2018	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed	The Initial Loan Estimate Disclosure Date (2018-02-20) is more than 3 business days from the Application Date (2018-01-08).	04/19/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/18/2018 - Exception is cleared with the attached initial LE. TRID 0028 Exception Cleared;	Approved	A	A	A	A	A
300723671	396637	04/15/2018	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed	The List of Settlement Service Providers Disclosure Date (2018-02-20) is more than 3 business days from the Application Date (2018-01-08).	04/19/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	4/18/2018 - Exception is cleared with the attached service provider list dated within 3 days of the application date. TRID 0049 Exception Cleared;	Approved	A	A	A	A	A
300723671	396678	04/16/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
1) Borrower had 2 Unsecured Notes on credit report. Missing source of payoff.
 2) Borrowers updated bank statement reflects 2 large check withdrawals on xxxx. No documentation provided for reason for issuance.
									06/01/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	5/31/2018 - Exception is cleared with the attached copies of cancelled checks that confirms payment to builder. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300723671	396681	04/16/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
1) Large deposits are unsourced, thus unable to confirm borrower did not incur additional debt.
2) Missing updated asset statement to confirm recent activity and current balance.
 3) Missing 2 months of bank statements. 2 months of consecutive bank statements required.
									06/01/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	5/31/2018 - Exception is cleared with the attached post-consummation dated asset statement that sources large deposit. CRED 0016. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300723671	396695	04/16/2018	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Withdrawals are not allowed per terms of withdrawal. Funds are not eligible to be used for reserves. Reserves requirements not satisfied with retirement assets excluded.	05/21/2018	Verified employment history - B1 VVOE confirms xx years employment with present employer	5/16/2018 - Exception is cleared with the attached quarterly retirement account statement. CRED 0100 Exception Cleared;	Approved	A	A	A	A	A
300755310	403414	05/16/2018	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003 / Application.	05/21/2018	Low DTI - 31.73% DTI < 43%.; Verified reserves - Post closing reserves $664,970.39 (119 months PITI).	5/17/2018 - Exception is cleared with the attached borrower / loan originator signed initial 1003 / application. APP 0003 Exception Cleared;	Approved	A	A	A	A	A
300755310	403515	05/16/2018	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
The Loan Estimate was provided or mailed on (2018-03-20). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2018-03-23), which is after (2018-03-21); the date the consumer indicated an intent to proceed with the transaction.
									05/21/2018	Low DTI - 31.73% DTI < 43%.; Verified reserves - Post closing reserves $664,970.39 (119 months PITI).	5/17/2018 - Attached disclosure tracking that evidences delivery to borrower of the initial LE on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300755310	403517	05/16/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
Missing change of circumstance for re-disclosed LE.

 The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2018-03-20: Administration Fee - Originator (POA Review Fee $20). E
									05/21/2018	Low DTI - 31.73% DTI < 43%.; Verified reserves - Post closing reserves $664,970.39 (119 months PITI).	5/17/2018 - Attached screen print from the lender LOS that documents the change of circumstance for the interim LE. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300755310	404247	05/21/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential property ownership issue.	05/23/2018	Low DTI - 31.73% DTI < 43%.; Verified reserves - Post closing reserves $664,970.39 (119 months PITI).	5/22/2018 - Attached property report that confirms the property listed in the potential property ownership issue does not belong to the borrower. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300750966	402763	05/14/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $923,500 is supported. No post closing CDA provided.	05/24/2018
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 798 / 798 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 14.27 DTI < 43%.; Low LTV/CLTV/HCLTV - 66.67% LTV is below the program maximum of 80%.

5/15/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $923,500 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300750966	402783	05/14/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per lender guide, The borrower may have no late mortgage or rental payments in the preceding 24 months.	05/23/2018
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 798 / 798 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 14.27 DTI < 43%.; Low LTV/CLTV/HCLTV - 66.67% LTV is below the program maximum of 80%.
											5/23/2018 - Per Agency, All housing payment histories must have no 30-day or greater delinquencies. Late payment reflected on the VOR did not extend beyond one month. GIDE 0001 Exception Cleared;	Approved	A	A	A	A	A
300750966	402805	05/14/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal Effective Date 3/27/2017, which is more than 365+ days prior to closing.	05/24/2018
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 798 / 798 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 14.27 DTI < 43%.; Low LTV/CLTV/HCLTV - 66.67% LTV is below the program maximum of 80%.
											5/23/2018 - Exception is cleared with the attached corrected appraisal report. Effective date was corrected to 3/27/2018. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300761845	396121	04/12/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged
A Lender Credit for Excess Charges of ($0.00) and general or specific lender credit increases of ($729.23) were applied to the total fee variance of ($733.23) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
										Verified reserves - Post closing reserves $67,234.03 (16 months PITI). No reserves required per DU.

4/24/2018 - Exception is overridden to EV2 with the attached post-close corrective CD, accompanying letter of explanation, copy refund check, and courier tracking slip. TRID 0148 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300761845	396172	04/12/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery to borrower of the appraisal report.	04/23/2018	Verified reserves - Post closing reserves $67,234.03 (16 months PITI). No reserves required per DU.	4/17/2018 - Exception is cleared with the attached email correspondence that evidences delivery of the appraisal to borrower. ECOA 0003 Exception Cleared;	Approved	A	A	A	A	A
300761990	396098	04/12/2018	Credit	Final 1003 Application is Incomplete	APP 0002	2	Acknowledged	Final 1003 was not updated to reflect prior employment dates for B2.		Low DTI - Verified low DTI of 19.98%.	4/17/2018 - Exception is overridden to EV2 due to immateriality. Typographical error for prior employment end date is considered immaterial. APP 0002 Exception Overridden to EV2;	Approved	B	B	B	B	B
300761990	396107	04/12/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Cancelled check is cut off on the left portion. Name of account holder/gift donor is not legible.	04/23/2018	Low DTI - Verified low DTI of 19.98%.	4/23/2018 - Attached signature card confirms cancelled check was from donor. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300762030	396298	04/13/2018	Compliance	NMLS IDs do not match	NMLS 0011	2	Acknowledged	Final CD Loan Origination (Broker) Company NMLS ID is incorrect.		Verified housing payment history - 20 months of verified mortgage history with 798/797 mid scores	4/26/2018 - Exception is overridden to EV2 with the attached corrective re-disclosure, accompanying letter of explanation, and shipment tracking receipt. NMLS 0011 Exception Overridden to EV2;	Approved	B	B	B	B	B
300762014	396396	04/13/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal Report was not updated to reflect new sales price per Addendum.	04/24/2018	Verified employment history - Borrower has been employed with employer since xx/xxxx.
4/23/2018 - Per Agency, If the contract is amended after the effective date of the appraisal in a way that does not affect the description of the property, then the lender is not required to provide the amended contract to the appraiser nor obtain a revised appraisal. APPR 0002 Exception Cleared;
												Approved	A	A	A	A	A
300762014	396424	04/13/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed	The total amount of Closing Disclosure 10% Category fees ($80.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2018-02-02, ($70.00).	04/30/2018	Verified employment history - Borrower has been employed with employer since xx/xxxx.	4/26/2018 - Exception is cleared with re-submission of compliance testing. Per Lender, GRMA Fee of $10 was disclosed on the LE as part of the Transfer Tax. TRID 0124 Exception Cleared;	Approved	A	A	A	A	A
300787382	406001	06/04/2018	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Notice of Furnishing Negative Information
Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on prior residence.; Verified employment history - VVOE confirms B1s employment since x/xx/xxxx (xx+ Years).; Low DTI - Review calculated DTI 36.84% < 43%.
											6/8/2018 - Exception initial grade - EV2. COMP 0006 Overridden to EV2;	Approved	B	B	B	B	B
300787382	406012	06/04/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery to borrower of the Appraisal Report	06/07/2018
Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on prior residence.; Verified employment history - VVOE confirms B1s employment since x/xx/xxxx (xx+ Years).; Low DTI - Review calculated DTI 36.84% < 43%.
											6/5/2018 - Exception is cleared with the attached Appraisal Cover Letter addressed to Borrowers. ECOA 0003 Exception Cleared;	Approved	A	A	A	A	A
300787382	406017	06/04/2018	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	Missing two years tax transcripts as required per lender guide. Loan file contains 2016 tax transcript. 2017 reflects no record of return filed.
Verified housing payment history - Credit report confirms 32 months satisfactory mortgage rating on prior residence.; Verified employment history - VVOE confirms B1s employment since x/xx/xxxx (xx+ Years).; Low DTI - Review calculated DTI 36.84% < 43%.
											6/19/2018 - Exception is overridden to EV2 with the attached 2017 IRS Tax Transcript. CRED 0091 Exception Overridden to EV2;	Approved	B	B	B	B	B
300728532	409459	06/20/2018	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 is not executed by the loan officer.	07/17/2018	20 months of 0x30 housing history. 773/777 mid scores.	6/26/2018 - Exception is cleared with the attached loan originator signed copy of the final 1003. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300728532	409482	06/20/2018	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	1	Closed	The COC in the file does not account for the loan amount increase.	06/29/2018	20 months of 0x30 housing history. 773/777 mid scores.	6/26/2018 - Exception is cleared with the attached Change of Circumstance forms that includes increase to loan amount for interim LE. TRID 0161 Exception Cleared;	Approved	A	A	A	A	A
300728532	409486	06/20/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD is missing complete settlement agent information.		20 months of 0x30 housing history. 773/777 mid scores.	6/26/2018 - Exception is overridden to EV2 with the attached post-close corrective disclosure and accompanying letter of explanation. TRID 0141 Exception Overridden to EV2;	Approved	B	B	B	B	B
300728532	409522	06/20/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged
1) Missing documentation to confirm borrower's percentage over ownership of the 1120 business.  Per Income Analysis Worksheet borrower has 100% ownership interest.

2) Missing document to confirm that B2 has no ownership interest of over 25% in the company.

 3) Missing 2016 K-1 for Schedule E business. Per guides, must have K-1s on all businesses reflected on tax returns.
										20 months of 0x30 housing history. 773/777 mid scores.

7/3/2018 - Attached post-consummation dated CPA email correspondence to support stale dated correspondence previously provided via stip presentment on 6/25 confirms B1 controls 100% of the controlling preferred stock in the self-employment business and owns 65% of the overall common shares. CRED 0082 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300728532	409532	06/20/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing verification of business and financial statements for B2's Schedule C business reflected on 2015/2016 1040s. Income was not used to qualify, however, profit and loss and balance sheet are required per guides. Financial statements must be obtained to confirm no losses on the business.
									06/26/2018	20 months of 0x30 housing history. 773/777 mid scores.	6/25/2018 - Exception is cleared with the attached 2017 YE and 2018 YTD P&L and Balance Sheets fro B2s Schedule C self-employment business. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300728532	409536	06/20/2018	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate.	06/29/2018	20 months of 0x30 housing history. 773/777 mid scores.	6/26/2018 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300771791	409633	06/21/2018	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	1	Closed	The loan amount was decreased on the interim Loan Estimate. Missing change of circumstance to address the change.	07/02/2018
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											6/29/2018 - Exception is cleared with the attached change of circumstance form that addresses the decrease to the loan amount on the interim issue LE. TRID 0161 Exception Cleared.	Approved	A	A	A	A	A
300771791	409641	06/21/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD is missing complete Real Estate Broker (B) and (S) information.
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											6/29/2018 - Exception is cured with the attached post-close corrective CD with accompanying letter of explanation. TRID 0141 Exception Overridden to EV2;	Approved	B	B	B	B	B
300771791	409644	06/21/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	COC states POA will no longer be used. The POA in file is not executed. Note and Mortgage were signed by individual borrowers. Final CD appears to be signed by B1, however, line item reflects POA.
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											6/29/2018 - Exception is cured with the attached post-close corrective CD with accompanying letter of explanation. TRID 0148 Exception Overridden to EV2;	Approved	B	B	B	B	B
300771791	409659	06/21/2018	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	1	Closed	Seller listed on the appraisal does not match to the Title Commitment and Final CD.	07/02/2018
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											6/29/2018 - Exception is cleared with the attached corrected appraisal report. APPR 0010 Exception Cleared;	Approved	A	A	A	A	A
300771791	409668	06/21/2018	Credit	Missing Credit Package	CRED 0038	1	Closed	Missing evidence that purchase agreement was signed by an individual with authority to sign on behalf of the seller company.	07/03/2018
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											7/2/2018 - Exception is cleared with the attached operating agreement that confirms purchase agreement was signed by the manager of the company. CRED 0038 Exception Cleared;	Approved	A	A	A	A	A
300771791	409694	06/21/2018	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing LOE from B1 to address 30+ day employment gap between prior and present employment.	06/29/2018
Low DTI - DTI of 14.02% < 43%; Verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects  all credit verified 0x30, 765/766 mid credit scores, 700 minimum required per guides.
											6/27/2018 - Exception is cleared with the attached borrower signed letter of explanation. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300761589	401341	05/07/2018	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial / 1003 application.	05/15/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/15/2018 - Exception is cleared with the attached borrower / loan originator esigned initial 1003 application. APP 0003 Exception Cleared;	Approved	A	A	A	A	A
300761589	401379	05/07/2018	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing Homeownership Counseling Disclosure, thus unable to confirm a minimum of 10 agencies disclosed.	05/11/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/10/2018 - Exception is cleared with the attached Homeownership Counseling Disclosure. Confirmed minimum of 10 agencies disclosed. RESPA 0029 Exception Cleared;	Approved	A	A	A	A	A
300761589	401395	05/07/2018	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN listed on the Title Commitment does not match to the APN listed on the Deed of Trust/Appraisal/Tax Cert	05/15/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/15/2018 - Exception is cleared with the attached parcel search that confirms both PIN and AIN numbers belong to the subject property. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300761589	401410	05/07/2018	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing documentation to confirm monthly installment liability payment listed on the 1003.	05/23/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/22/2018 - Exception is cleared with the attached executed post-closing occupancy agreement for departing residence. CRED 0086 Exception Cleared;	Approved	A	A	A	A	A
300761589	401421	05/07/2018	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Copies of VVOEs for B1/B2 completed at closing are incomplete. Bottom portion of the image has been cutoff.	05/23/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/10/2018 - Exception is cleared with the attached complete copies of the VVOE for B1/B2. CRED 0006 Exception Cleared;	Approved	A	A	A	A	A
300761589	401435	05/07/2018	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
The Loan Estimate was provided or mailed on (2018-03-29). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2018-04-02), which is after (2018-03-29); the date the consumer indicated an intent to proceed with the transaction.

Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/15/2018 - Initial Grade EV2 - Pre-disclosure Fee Restriction. TRID 0044 Exception Overridden to EV2;	Approved	B	B	B	B	B
300761589	401437	05/07/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
Loan file is missing Change of Circumstances for interim LEs.

 The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2018-03-29: RESPA - Your Charge/Credit (Points).
									05/15/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/15/2018 - Exception is cleared with the attached screen prints from the lenders LOS that documents the change of circumstance for interim LEs. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300761589	401439	05/07/2018	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Notice of Furnishing Negative Information
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/15/2018 - Initial Grade EV2. COMP 0006 Exception Overridden to EV2;	Approved	B	B	B	B	B
300761589	401453	05/07/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	1008 does not list the approving underwriter.	05/21/2018
Verified credit history - Oldest tradeline 12/1999, Middle credit scores 775/777 with no history of delinquency reported. Minimum credit score required 700.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating for B1.; Low DTI - 29.33 DTI is below 43%; Low LTV/CLTV/HCLTV - 70% LTV is below the program maximum of 75%.; Verified reserves - Post closing reserves $101,056.08 (24 months PITI). 9 months reserves required.
											5/16/2018 - Exception is cleared with the attached updated 1008 that includes the approving underwriters name. APR 0010 Exception Cleared;	Approved	A	A	A	A	A
300761676	405255	05/30/2018	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel was used for the lender to lender refinance
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.

6/5/2018 -  H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient.Override to EV2 level, property in state of Wisconsin.  ROR 0011 Overridden to EV2;
												Approved	B	B	B	B	B
300761676	405256	05/30/2018	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing Right to Received Credit Scores.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached Right to Receive Credit Score disclosures. FACT 0002 Exception Cleared;	Approved	A	A	A	A	A
300761676	405257	05/30/2018	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Notice of Furnishing Negative Information.
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/15/2018 - Exception initial grade EV2. COMP 0006 Exception Overridden to EV2;	Approved	B	B	B	B	B
300761676	405260	05/30/2018	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Intent to Proceed date is outside of 10 general business days from Initial Loan Estimate.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. TRID 0191 Exception Overridden to EV2;	Approved	A	A	A	A	A
300761676	405262	05/30/2018	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery to borrower of the Appraisal Report.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached appraisal cover letter addressed to borrower. ECOA 0003 Exception Cleared;	Approved	A	A	A	A	A
300761676	405275	05/30/2018	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing years tax transcripts as required per lender guide.	06/29/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached 2015/2016 IRS Tax Transcripts. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300761676	405277	05/30/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	Missing two years tax returns as required per lender guide. Unreimbursed expenses to be confirmed.
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.

6/26/2018 - Exception is overridden to EV2. Post-consummation dated IRS Tax Transcripts provided are in support of the unsigned copy of the 2017 1040 previously provided via stip presentment on 6/12. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300761676	405278	05/30/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing full month of paystubs and 2 years W2s as required per lender guide. Base / Bonus income to to be confirmed.	06/13/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/12/2018 - Exception is cleared with the attached 2016/2017 W2s for B1. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300761676	405294	05/30/2018	Credit	Unacceptable transaction type	CRED 0044	1	Closed	Loan was approved as a No Cash-Out Refinance transaction. Non-purchase money HELOC activity statement(s) less than 12 months prior to the Application Date.	06/26/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.

6/25/2018 - Exception is cleared upon receipt of the investors acknowledgment that the timing requirement for no draws in the prior 12 months can be calculated using the consummation date. CRED 0044 Exception Cleared;
												Approved	A	A	A	A	A
300761676	405299	05/30/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing asset documentation, thus reserves have not yet been confirmed.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached two months asset statements. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300761676	405301	05/30/2018	Credit	Missing Credit Report	CR 0001	1	Closed	Missing origination credit report, thus liabilities and credit history not yet confirmed.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached copy of the origination credit report. CR 0001 Exception Cleared;	Approved	A	A	A	A	A
300761676	405318	05/30/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the fraud variance - potential ownership issue.	06/12/2018
Verified employment history - VOE confirms B1s employment with present employer from x/x/xxxx to Present (xx+ years); Low DTI - 37.63% DTI < 43%; Verified housing payment history - Credit report confirms 56 months satisfactory mortgage rating.; Verified credit history - Oldest tradeline 10/1995, Middle credit scores 749/748 with no history of delinquency reported.
											6/8/2018 - Exception is cleared with the attached property record that confirms borrowers do not have ownership of the property listed in the potential fraud variance. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300815871	413609	07/10/2018	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed dated was not provided by borrower within 10 business days of Initial Loan Estimate.
Verified credit history - 802 qualifying credit scores. 720 minimum score required. No derogatory credit. 99 months of mortgage history reporting 0x30. Credit file dates back to 9/1992.  ; Low DTI - 24.04% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $147,675.79, 37.81 months of PITI reserves verified. 18 months of reserves required per DU.
											7/11/2018 - Exception is overridden to EV2 - Pre-Disclosure Fee Restriction. TRID 0192 Exception Overridden to EV2;	Approved	B	B	B	B	B
300815871	413617	07/10/2018	Property	Appraiser's License is Expired	APPR 0045	1	Closed	Copy of Appraisers expired license provided in file. Appraisal states license is active.	07/16/2018
Verified credit history - 802 qualifying credit scores. 720 minimum score required. No derogatory credit. 99 months of mortgage history reporting 0x30. Credit file dates back to 9/1992.  ; Low DTI - 24.04% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $147,675.79, 37.81 months of PITI reserves verified. 18 months of reserves required per DU.

7/11/2018 - Exception is cleared with the attached copy of the active appraisers license. Confirmed the license expiration date matches to the expiration date listed in the appraisal. APPR 0045 Exception Cleared;
												Approved	A	A	A	A	A